Condensed Combined Statement of Operations $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
VENTYX BIOSCIENCES, INC [Member]
Operating expenses:
Research and development	$ 58,481
General and administrative	8,666
Total operating expenses	67,147
Loss from operations	(67,147)
Other (income) expense:
Other (income) expense	(27)
Interest expense—related party	99
Change in fair value of notes and derivative—related party	11,051
Change in fair value of Series A tranche liability	5,476
Change in fair value of 2020 bridge loan notes	0
Total other (income) expense	16,599
Net loss	(83,746)
Deemed dividend	(1,552)
Net loss attributable to common shareholders	$ (85,298)
Net loss per share attributable to common shareholders, basic | $ / shares	$ (6.65)
Net loss per share attributable to common shareholders, diluted | $ / shares	$ (6.65)
Shares used to compute basic net loss per share attributable to common shareholders | shares	12,825,598
Shares used to compute diluted net loss per share attributable to common shareholders | shares	12,825,598
ZOMAGEN BIOSCIENCES, LTD [Member]
Operating expenses:
Research and development	$ 730
General and administrative	152
Total operating expenses	882
Loss from operations	(882)
Other (income) expense:
Other (income) expense	0
Interest expense—related party	287
Change in fair value of notes and derivative—related party	0
Change in fair value of Series A tranche liability	0
Change in fair value of 2020 bridge loan notes	0
Total other (income) expense	287
Net loss	(1,169)
Deemed dividend	0
Net loss attributable to common shareholders	(1,169)
OPPILAN PHARMA, LTD [Member]
Operating expenses:
Research and development	(15)
General and administrative	353
Total operating expenses	338
Loss from operations	(338)
Other (income) expense:
Other (income) expense	0
Interest expense—related party	0
Change in fair value of notes and derivative—related party	0
Change in fair value of Series A tranche liability	0
Change in fair value of 2020 bridge loan notes	(139)
Total other (income) expense	(139)
Net loss	(199)
Deemed dividend	0
Net loss attributable to common shareholders	(199)
TRANSACTION ACCOUNTING ADJUSTMENTS [Member]
Operating expenses:
Research and development	0
General and administrative	0
Total operating expenses	0
Loss from operations	0
Other (income) expense:
Other (income) expense	0
Interest expense—related party	(386)
Change in fair value of notes and derivative—related party	(11,051)
Change in fair value of Series A tranche liability	0
Change in fair value of 2020 bridge loan notes	139
Total other (income) expense	(11,298)
Net loss	11,298
Deemed dividend	0
Net loss attributable to common shareholders	$ 11,298
Shares used to compute basic net loss per share attributable to common shareholders | shares	125,624
Shares used to compute diluted net loss per share attributable to common shareholders | shares	125,624
PRO FORMA COMBINED [Member]
Operating expenses:
Research and development	$ 59,196
General and administrative	9,171
Total operating expenses	68,367
Loss from operations	(68,367)
Other (income) expense:
Other (income) expense	(27)
Interest expense—related party	0
Change in fair value of notes and derivative—related party	0
Change in fair value of Series A tranche liability	5,476
Change in fair value of 2020 bridge loan notes	0
Total other (income) expense	5,449
Net loss	(73,816)
Deemed dividend	(1,552)
Net loss attributable to common shareholders	$ (75,368)
Net loss per share attributable to common shareholders, basic | $ / shares	$ (5.82)
Net loss per share attributable to common shareholders, diluted | $ / shares	$ (5.82)
Shares used to compute basic net loss per share attributable to common shareholders | shares	12,951,222
Shares used to compute diluted net loss per share attributable to common shareholders | shares	12,951,222